INVESTMENTS IN REAL ESTATE SECURITIES - GEOGRAPHIC DISTRIBUTION COLLATERAL (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Jun. 30, 2013 Non-Agency RMBS	Jun. 30, 2013 Non-Agency RMBS Western US	Jun. 30, 2013 Non-Agency RMBS Northeastern US	Jun. 30, 2013 Non-Agency RMBS Southeastern US	Jun. 30, 2013 Non-Agency RMBS Midwestern US	Jun. 30, 2013 Non-Agency RMBS Southwestern US	Dec. 31, 2012 ABS Subprime		Dec. 31, 2012 ABS Subprime Western US	Dec. 31, 2012 ABS Subprime Northeastern US	Dec. 31, 2012 ABS Subprime Southeastern US	Dec. 31, 2012 ABS Subprime Midwestern US	Dec. 31, 2012 ABS Subprime Southwestern US
Outstanding face amount	$ 1,987,853	[1]	$ 927,903	$ 346,056	$ 219,197	$ 190,998	$ 98,933	$ 72,719	$ 433,510	[2],[3]	$ 151,227	$ 95,565	$ 100,636	$ 43,230	$ 42,852
Percentage of outstanding face amount			100.00%	37.30%	23.60%	20.60%	10.70%	7.80%	100.00%		34.90%	22.00%	23.20%	10.00%	9.90%

[1]	(G) The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.
[2]	(E) The total outstanding face amount of fixed rate securities was $1.1 million, and of floating rate securities was $432.4 million.
[3]	(A) Fair value, which is equal to carrying value for all securities. See Note 7 regarding the estimation of fair value.